SUBSEQUENT EVENTS (Details Narrative) - USD ($)							3 Months Ended		12 Months Ended
	Apr. 29, 2022	Apr. 14, 2022	Feb. 16, 2022	Jan. 31, 2022	Jan. 26, 2022	Jan. 21, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Interest Payable							$ 13,610	$ 13,283
Repayment of debt					$ 40,000		$ 20,000	$ 10,000	$ 50,000	$ 40,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued	4,373,417	2,358,380	3,924,443	4,569,059		3,935,417
Debt conversion, converted instrument, amount	$ 250,000	$ 150,000	$ 250,000	$ 250,000		$ 250,000
Interest Payable	$ 5,918	$ 1,644	$ 1,164	$ 42,877		$ 2,260
Repayment of debt					$ 40,000